Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block [Abstract]
Total rent expense	$ 934	$ 923	$ 1,856	$ 1,959	$ 4,178	$ 3,514